Share Purchase Warrants (Details 5)	12 Months Ended
	Jan. 31, 2026 $ / shares shares	Jan. 31, 2026 $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 31, 2024 $ / shares shares	Jan. 31, 2024 $ / shares shares
Statement [Line Items]
Warrants Outstanding, Beginning Balance | shares	3,571,429	3,571,429	3,571,429	3,571,429
Warrants Outstanding, Ending Balance | shares	3,571,429	3,571,429	3,571,429	3,571,429	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance	$ 0.11		$ 0.11
Weighted Average Exercise Price, Granted					$ 0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11		$ 0.11		$ 0.11
Weighted average remaining contractual life Beginning Balance	3 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days	4 years 1 month 13 days
Weighted average remaining contractual life, granted					5 years	5 years
Weighted average remaining contractual life, Ending Balance	2 years 1 month 13 days	2 years 1 month 13 days	3 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days	4 years 1 month 13 days
Equity-classified warrants [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance | shares	43,491,339	43,491,339	52,806,548	52,806,548	30,140,643	30,140,643
Granted | shares	7,073,987	7,073,987	14,001,041	14,001,041	23,104,000	23,104,000
Expired | shares	(12,385,573)	(12,385,573)	(23,316,250)	(23,316,250)	(438,095)	(438,095)
Exercised | shares	(250,000)	(250,000)
Warrants Outstanding, Ending Balance | shares	37,929,753	37,929,753	43,491,339	43,491,339	52,806,548	52,806,548
Weighted Average Exercise Price, Beginning Balance		$ 0.20		$ 0.35		$ 0.52
Weighted Average Exercise Price, Granted		0.10		0.12		0.14
Weighted Average Exercise Price, Expired		(0.36)		(0.50)		(0.70)
Weighted Average Exercise Price, Exercised		(0.10)
Weighted Average Exercise Price, Ending Balance		$ 0.13		$ 0.20		$ 0.35
Weighted average remaining contractual life Beginning Balance	1 year 10 months 21 days	1 year 10 months 21 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 2 months 15 days	1 year 2 months 15 days
Weighted average remaining contractual life, granted	1 year 3 months 29 days	1 year 3 months 29 days	1 year 11 months 4 days	1 year 11 months 4 days	4 years 2 months 26 days	4 years 2 months 26 days
Weighted average remaining contractual life, Ending Balance	1 year 3 months 10 days	1 year 3 months 10 days	1 year 10 months 20 days	1 year 10 months 20 days	1 year 10 months 24 days	1 year 10 months 24 days